Digital Assets (Details)	6 Months Ended
Dec. 31, 2025 USD ($) BTC
Digital Assets [Line Items]
Strategic investment	$ 33,000,000
Bitcoin value (in BTC) | BTC	300
Bitcoin Assets [Member]
Digital Assets [Line Items]
Impairment loss	$ 6,650,232